Income Taxes (Details) $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)
Income Taxes (Details) [Line Items]
Profits tax (in Dollars)		$ 2
Net operating losses	$ 14,584,702		$ 8,519,617
Taxable income rate, percentage	80.00%	80.00%
Net operating loss carryforwards	$ 3,062,787		1,789,120
Valuation allowance	$ 4,500,444		$ 1,925,780
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profits tax (in Dollars)		$ 2
Minimum [Member]
Income Taxes (Details) [Line Items]
Percentage of tax rate	8.25%	8.25%
Maximum [Member]
Income Taxes (Details) [Line Items]
Percentage of tax rate	16.50%	16.50%